Condensed Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating Revenues
Operating Revenues	$ 32,128	$ 31,772
Operating Expenses
Selling, general and administrative expense	7,198	6,844
Depreciation and amortization expense	4,231	4,324
Total Operating Expenses	24,419	24,423
Operating Income	7,709	7,349
Equity in losses of unconsolidated businesses	(6)	(19)
Other income (expense), net	295	(75)
Interest expense	(1,210)	(1,201)
Income Before Provision For Income Taxes	6,788	6,054
Provision for income taxes	(1,628)	(1,388)
Net Income	5,160	4,666
Net income attributable to noncontrolling interests	128	121
Net income attributable to Verizon	5,032	4,545
Net Income	$ 5,160	$ 4,666
Basic Earnings Per Common Share
Net income attributable to Verizon (USD per share)	$ 1.22	$ 1.11
Weighted-average shares outstanding (in shares)	4,138	4,104
Diluted Earnings Per Common Share
Net income attributable to Verizon (USD per share)	$ 1.22	$ 1.11
Weighted-average shares outstanding (in shares)	4,140	4,107
Service and Other
Operating Revenues
Operating Revenues	$ 27,197	$ 26,732
Service
Operating Expenses
Cost of services and equipment	7,792	7,946
Wireless equipment
Operating Revenues
Operating Revenues	4,931	5,040
Operating Expenses
Cost of services and equipment	$ 5,198	$ 5,309